Income Taxes	11 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

Note 10 — Income Taxes

The Company files income tax returns in the U.S. federal and Connecticut jurisdictions and are subject to examination. The income tax provision consists of the following:

For the Period from January 28, 2021
(inception) through December 31, 2021
Current
Federal	$—
State	—
Deferred
Federal	(290,181)
State
Valuation allowance	290,181
Income tax provision	$—

The Company’s net deferred tax assets are as follows:

December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$210,307
Net operating loss carryforwards	79,874
Total deferred tax assets	290,181
Valuation allowance	(290,181)
Deferred tax asset, net of allowance	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from January 28, 2021 (inception) through December 31, 2021, the valuation allowance was $290,181. As of December 31, 2021, the Company had $380,351 of U.S. federal net operating loss carryovers, which do not expire, available to offset future taxable income.

There were no unrecognized tax benefits as of December 31, 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

For the Period from January 28, 2021
(inception) through December 31, 2021
Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(855.9)%
Offering costs allocated to derivative warrant liabilities	214.0%
Change in valuation allowance	620.9%
Income tax expense	0.0%